Redeemable Preferred Shares (Details) kr / shares in Units, kr in Millions		1 Months Ended	12 Months Ended
	Nov. 11, 2020 USD ($) shares	Feb. 16, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 16, 2021 NOK (kr) kr / shares shares	Nov. 11, 2020 NOK (kr) kr / shares shares
Redeemable Preferred Shares [Abstract]
Redeemable preferred shares, issued (in Shares) | shares	7,500,000	7,500,000			7,500,000	7,500,000
Redeemable preferred shares, par value (in Krone per share) | kr / shares					kr 0.01	kr 0.01
Aggregate subscription amount	$ 7,500,000	$ 7,500,000			kr 64.1	kr 71.5
Number of affiliates of Alussa to which redeemable preferred shares issued	2	3
Cash Contribution	$ 7,500,000
Number of warrants Issued (in Shares) | shares	92,500,000
Preferred shares and warrants		$ 7,500,000		$ 7,600,000
Adjusted Preferred Share Preference Amount			$ 14,900,000
Holders received ordinary shares			$ 1,489,500